Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Summary of Operating Segment Information and Reconciliation

The Company’s operating segment information and reconciliation are as follows:

For the year ended December 31, 2025	Payment	Hospitality		E-commerce	Other	Total
		Software service	Platform service
Revenue
External customers	$4,416,110	1,382,483	1,541,544	516,942	4,012	7,861,091
Intersegment revenue	256,672	5,713	—	—	—	262,385
Segment revenue	$4,672,782	1,388,196	1,541,544	516,942	4,012	8,123,476
Eliminations						(262,385)
Total revenue						$7,861,091
Segment loss before tax	$(8,540,610)	(6,049,940)	(5,032,182)	(2,845,082)	(446,384)	(22,914,198)
Eliminations of intercompany profit or loss						136,703
Other corporate operating
expense						(8,892,159)
Loss on financial liabilities at fair
value through profit or loss						(76,212)
Other corporate non-operating
income and expense						(105,769)
Loss before tax						$(31,851,635)

For the year ended December 31, 2024	Payment	Hospitality		E-commerce	Other	Total
		Software service	Platform service
Revenue
External customers	$4,027,727	1,158,366	1,622,861	751,635	9,041	7,569,630
Intersegment revenue	233,159	5,649	—	—	—	238,808
Segment revenue	$4,260,886	1,164,015	1,622,861	751,635	9,041	7,808,438
Eliminations						(238,808)
Total revenue						$7,569,630
Segment loss before tax	$(1,261,158)	(769,842)	(2,495,382)	(3,692,038)	8,725	(8,209,695)
Eliminations of intercompany profit or loss						191,182
Other corporate operating
expense						(1,919,679)
Loss on financial liabilities at fair
value through profit or loss						(259,418)
Other corporate non-operating
income and expense						(77,286)
Loss before tax						$(10,274,896)

For the years ended December 31, 2023	Payment	Hospitality		E-commerce	Other	Total
		Software service	Platform service
Revenue
External customers	$2,465,859	1,146,450	1,902,497	863,484	21,097	6,399,387
Intersegment revenue	156,433	116	—	—	—	156,549
Segment revenue	$2,622,292	1,146,566	1,902,497	863,484	21,097	6,555,936
Eliminations						(156,549)
Total revenue						$6,399,387
Segment loss before tax	$(316,241)	(656,826)	(1,719,825)	(3,384,358)	28,349	(6,048,901)
Eliminations of intercompany profit or loss						(7,215)
Other corporate operating
expense						(534,433)
Loss on financial liabilities at fair
value through profit or loss						(143,693)
Other corporate non-operating
income and expense						(53,725)
Loss before tax						$(6,787,967)

Summary of Recognized Contract Liabilities from Contract with Customers	The Company recognized contract liabilities from contracts with customers are as follows:

	December 31, 2025	December 31, 2024
Contract liabilities - current	$1,869,172	1,735,806